SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
SHARE-BASED COMPENSATION
Schedule of employee share option activity under the 2010 Plan

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number of	exercise	contractual	intrinsic
	options	price	term	value
		(US$)	(Years)	(US$)
Outstanding, January 1, 2022	362,004	0.17	0.01	—
Exercised	(2,802)	0.15	—	—
Outstanding, December 31, 2022	359,202	0.17	1.96	277
Vested at December 31, 2022	359,202	0.17	1.96	277
Exercisable as of December 31, 2022	359,202	0.17	1.96	277

Schedule of RSUs activity under the 2014 Plan

		Weighted	Weighted
		average	average	Aggregate
	Number of	grant date	remaining	intrinsic
	RSUs	fair value	contractual life	value
		(US$)	(Years)	(US$)
Unvested, January 1, 2022	2,808,129	14.18	7.4	—
Granted	888,716	5.48	—	—
Vested	(944,474)	7.29	—	—
Forfeited	(1,051,507)	17.72	—	—
Unvested, December 31, 2022	1,700,864	11.28	6.1	9,644

Schedule of total share-based compensation expenses relating to share options and RSUs granted to employees

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Cost of revenues	15,251	13,713	563	82
Sales and marketing expenses	38,247	2,545	17,794	2,580
General and administrative expenses	82,672	292,947	85,508	12,397
Research and development expenses	634	10,805	14,305	2,074
	136,804	320,010	118,170	17,133